CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 3,320	$ (4,529)	$ 4,094
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,967	1,719	1,178
Impairment of goodwill and other intangible assets	2,439
Loss (gain) on sale of property and equipment	(28)	30	9
Decrease (increase) in accrued interest and exchange differences on short-term and long-term bank deposits and long-term loans	(673)	317	97
Stock based compensation	373	513	222
Decrease (increase) in trade receivables, net	(9,936)	5,819	(4,109)
Decrease (increase) in unbilled accounts receivable	(1,928)	58	2,632
Decrease in other accounts receivable and prepaid expenses	235	375	2,908
Decrease (increase) in inventories	(88)	246	1,391
Increase in deferred income taxes	(943)	(144)	(38)
Decrease in long-term trade receivables	416	420	397
Increase (decrease) in trade payables	2,666	(3,045)	(163)
Increase (decrease) in other accounts payable and accrued expenses	3,065	(1,518)	(3,320)
Increase (decrease) in customer advances	(2,740)	(3,054)	849
Accrued severance pay, net	145	203	(441)
Net cash provided by (used in) operating activities	(1,710)	(2,590)	5,706
Cash flows from investing activities:
Investment in short-term deposits	(27,291)	(25,697)	(1,542)
Proceeds from sale of short-term bank deposits	25,371	21,264	210
Investment in long-term bank deposits and restricted deposits			(152)
Release of long-term bank deposits and restricted deposit	2,822	2,251	2,088
Proceeds from sale of property and equipment	81	22	78
Purchase of property and equipment	(737)	(1,203)	(1,708)
Investment in know-how and patents	(14)	(4)	(22)
Payments for business acquisition of a Fiber Company, net of cash acquired (1)	(3,875)
Payments for business acquisition of CyberSeal, net of cash acquired (2)		(2,393)
Net cash used in investing activities	(3,643)	(5,760)	(1,048)
Cash flows from financing activities:
Short-term bank credit, net	(2,795)		(122)
Principal payment of long-term bank loans	(502)	(157)	(32)
Proceeds from long-term bank debt		2,500
Proceeds from issuance of shares upon exercise of options to employees	464	189	1,115
Issue of shares to non-controlling interests	50	51
Net cash provided by (used in) financing activities	(2,783)	2,583	961
Effect of exchange rate changes on cash and cash equivalents	(2,497)	1,218	1,160
Increase (decrease) in cash and cash equivalents	(10,633)	(4,549)	6,779
Cash and cash equivalents at the beginning of the year	32,235	36,784	30,005
Cash and cash equivalents at the end of the year	21,602	32,235	36,784
Cash paid during the year for:
Interest	166	182	267
Income taxes	516	499	510
Non-cash activities:
Warrants issued upon the acquisition of Cyberseal		$ 1,500